Shareholder Report	12 Months Ended
May 31, 2024 USD ($) holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group International Equity ETF
Entity Central Index Key	0001969445
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital Group International Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group International Equity ETF
Class Name	Capital Group International Equity ETF
Trading Symbol	CGIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group International Equity ETF for the period from September 26, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIE	$ 40 *	0.54% †
*
Based on operations for the period from September 26, 2023 to May 31, 2024. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 40	[1]
Expense Ratio, Percent	0.54%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 17.47% on a net asset value (NAV) basis and 18.15% on a market price basis for the period from September 26, 2023 to May 31, 2024. These results compare with a 18.43% gain for the MSCI EAFE (Europe, Australasia, Far East) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the past twelve months, the United States saw economic growth driven by recovery in labor markets and increased supply of goods. In Europe, the market saw positive momentum attributed to decreased natural gas prices and increased manufacturing activity. However, the United Kingdom experienced stagnant growth, with inflation decreasing at a slower rate. In the Asia-Pacific region, Japan and India saw growth in corporate profits, while China faced an economic slowdown due to a downturn in the real estate sector.
Since the fund’s inception as of September 26, 2023, holdings in most equity sectors produced positive returns for the fund, with shares of health care, industrials and energy companies particularly additive to results. Shares of companies based in the United States, the Eurozone and developing markets around the globe were likewise additive.
Investments in consumer staples and materials companies posted negative returns on average, while real estate and financials shares were neutral overall. The fund’s holdings in Japanese companies likewise saw negative returns, along with Canadian holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]	Average annual total returns
Since inception 1
Capital Group International Equity ETF (at net asset value) 2	17.47%
Capital Group International Equity ETF (at market price) 2	18.15
MSCI EAFE (Europe, Australasia, Far East) Index 3	18.43
1
The fund began investment operations on
September 26, 2023
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and ex
penses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
Performance Inception Date	Sep. 26, 2023
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 143,266,000
Holdings Count | holdings	70
Advisory Fees Paid, Amount	$ 288,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 143,266
Total number of portfolio holdings	70
Total advisory fees paid (in thousands)	$ 288
Portfolio turnover rate	23%

Holdings [Text Block]	Portfolio holdings by sector

[1]	Based on operations for the period from September 26, 2023 to May 31, 2024. Expenses for the full year would be higher.
[2]	Annualized.